Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Schedule of Non controlling Interest
	2023	2024
Balance, January 1,	$—	$4,319
Non-controlling interest contribution in Drykon Maritme Corp.	4,520	—
Non-controlling interest contribution in Accuship Maritme Ltd.	—	5,880
Drykon Maritme Corp. loss attributable to non-controlling interest (40%)	(201)	(216)
Accuship Maritme Ltd. loss attributable to non-controlling interest (40%)	—	(145)
Deemed dividend to Accuship Maritme Ltd. (from Konkar Venture acquisition)	—	(3,550)
Balance, December 31,	$4,319	$6,288